Losses per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share Reconciliation [Abstract]
Net loss attributable to DryShips	$ (134,845)	$ (65,658)
Less: Allocation of undistributed earnings to non-vested stock	(23)	0
Basic and diluted LPS
Loss attributable to common stockholders	$ (134,868)	$ (65,658)
Weighted average number of outstanding shares	382,657,244	380,152,244
Amount per share	$ (0.35)	$ (0.17)